QUARTERLY REPORT
                                 JUNE 30, 2004

                                      FMI
                                   Large Cap
                                      Fund

                                   A NO-LOAD
                                  MUTUAL FUND

                                      FMI
                                   Large Cap
                                      Fund

                                                                   June 30, 2004

Dear Fellow Shareholders:

  The FMI Large Cap Fund increased 2.09% in the June quarter compared to a gain of 1.72% for the S&P 500. The returns for longer periods are footnoted below.*<F1> Stocks that helped the portfolio include W.W. Grainger Inc., Kroger Co. and ConocoPhillips. Grainger is seeing a rebound in their industrial end markets, Kroger's business appears to be stabilizing, and ConocoPhillips is experiencing very strong earnings growth. BHP Billiton Ltd and SunGard Data Systems Inc. detracted from returns in the quarter. Concerns about a possible slowdown in China's demand for industrial materials impacted BHP and Sungard was down slightly for unknown reasons. We continue to like the long-term appreciation potential for both of these stocks.

The Market
----------

  We are encouraged by the strong rebound in earnings over the past year. While it is clear that the rate of growth will slow, the near-term outlook for earnings looks healthy. Valuations, however, remain very high by historical standards. When we examine a variety of measures, including price-to-earnings, price-to-sales, and enterprise value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratios; price-to-book multiples; and broader measures of valuation, such as the market value of stocks compared to the Gross Domestic Product (GDP), they are all above-average -- and in several cases, near record highs. Given this backdrop, it will be more difficult than usual to achieve above-average rates of return in coming years. Valuations suggest the expectation of a "Goldilocks" scenario, i.e., continued strong earnings growth coupled with balance sheet repair, little inflation, low interest rates and geopolitical stability. While we cheer for Goldilocks, she may run into a few bears along the way. Below we discuss some issues that will impact stock gains in coming periods.

Inflation
---------

  Official measures of inflation leave a lot to be desired. Years ago there was just the inflation rate. Now it's the core Consumer Price Index (CPI), which excludes food and energy, two very important inputs that have increased significantly. Additionally, about one-third of the CPI is an imputed rent figure, which attempts to capture housing inflation. Apartment overbuilding has actually depressed rents (and the CPI) in recent years, while at the same time, housing and home improvement prices have increased dramatically. Since approximately 70% of households own a home, this housing cost proxy in the CPI calculation is misleading. Health care, education, property taxes and user fees have all increased substantially over recent years. So while apparel, information technology hardware, furniture, autos and restaurant prices have been flat to down, it appears that more of the consumer's budget is going to the other, more inflationary items. We think the core CPI number of 2% is understated.

*<F1> The Fund's one year and annualized return since inception (December 31, 2001) through June 30, 2004 were 24.74% and 7.26%, respectively.

  From the standpoint of business, input costs are typically raw materials and labor. Raw material prices are up significantly over the past year, but labor is not. Labor is a far larger cost factor than raw materials and we do not see a long-term case for sustained wage inflation. There are isolated bottlenecks on the producer side of the economy, but overall there appears to be plenty of productive capacity. To summarize our inflation scorecard, we are concerned that near-term inflation is higher than perceived, and that could unsettle the stock market. Longer term, global capacity additions and wage arbitrage will help keep a lid on what otherwise might be a traditional wage-price spiral.

Debt
----

  Excessive debt remains one of our biggest concerns. Corporate balance sheets have recently improved after two decades of mostly declining quality. A massive restructuring of the industrial economy, along with huge write-downs related to acquisitions and ill-fated investments have drained equity values. Wall Street's love affair with earnings per share has thrust the balance sheet into a subservient role; the spotlight remains on the profit and loss statement (Chart
A). We are encouraged by the recent strengthening in corporate liquidity, but recognize that corporations overall are not in a strong position to handle unexpected problems or a difficult economy.

           CHART A
     TOTAL CORPORATE DEBT

Billions of Dollars

  Dec-59            219.159
  Mar-60            219.271
  Jun-60            222.026
  Sep-60            223.545
  Dec-60            229.575
  Mar-61            226.36
  Jun-61            229.871
  Sep-61            233.392
  Dec-61            242.111
  Mar-62            241.347
  Jun-62            245.815
  Sep-62            250.954
  Dec-62            257.379
  Mar-63            257.569
  Jun-63            262.384
  Sep-63            267.061
  Dec-63            277.857
  Mar-64            275.81
  Jun-64            281.254
  Sep-64            287.37
  Dec-64            300.021
  Mar-65            304.244
  Jun-65            311.892
  Sep-65            319.839
  Dec-65            335.211
  Mar-66            339.538
  Jun-66            348.223
  Sep-66            356.737
  Dec-66            369.173
  Mar-67            370.432
  Jun-67            373.775
  Sep-67            380.979
  Dec-67            397.015
  Mar-68            406.167
  Jun-68            414.454
  Sep-68            426.456
  Dec-68            445.991
  Mar-69            455.207
  Jun-69            468.361
  Sep-69            481.859
  Dec-69            500.409
  Mar-70            506.349
  Jun-70            518.803
  Sep-70            526.801
  Dec-70            539.623
  Mar-71            546.116
  Jun-71            556.453
  Sep-71            567.535
  Dec-71            585.31
  Mar-72            594.281
  Jun-72            605.108
  Sep-72            620.892
  Dec-72            649.539
  Mar-73            667.193
  Jun-73            694.574
  Sep-73            722.178
  Dec-73            760.753
  Mar-74            778.251
  Jun-74            807.68
  Sep-74            833.923
  Dec-74            764.624
  Mar-75           1033.896
  Jun-75           1048.466
  Sep-75           1073.241
  Dec-75           1086.949
  Mar-76           1113.916
  Jun-76           1139.562
  Sep-76           1172.262
  Dec-76           1189.321
  Mar-77           1224.064
  Jun-77           1248.168
  Sep-77           1288.659
  Dec-77           1335.343
  Mar-78           1385.065
  Jun-78           1423.624
  Sep-78           1467.734
  Dec-78           1532.276
  Mar-79           1599.377
  Jun-79           1648.259
  Sep-79           1724.136
  Dec-79           1789.349
  Mar-80           1861.029
  Jun-80           1886.011
  Sep-80           1958.845
  Dec-80           2011.204
  Mar-81           2155.182
  Jun-81           2194.04
  Sep-81           2262.582
  Dec-81           2293.519
  Mar-82           2357.566
  Jun-82           2384.18
  Sep-82           2438.528
  Dec-82           2453.726
  Mar-83           2485.865
  Jun-83           2523.109
  Sep-83           2567.319
  Dec-83           2609.588
  Mar-84           2719.251
  Jun-84           2819.878
  Sep-84           2906.386
  Dec-84           2928.516
  Mar-85           3033.747
  Jun-85           3105.822
  Sep-85           3185.077
  Dec-85           3308.203
  Mar-86           3308.69
  Jun-86           3344.201
  Sep-86           3441.16
  Dec-86           3498.215
  Mar-87           3573.196
  Jun-87           3624.5
  Sep-87           3673.779
  Dec-87           3773.98
  Mar-88           3863.671
  Jun-88           3931.617
  Sep-88           3981.763
  Dec-88           4191.65
  Mar-89           4373.886
  Jun-89           4428.494
  Sep-89           4482.22
  Dec-89           4532.736
  Mar-90           4582.524
  Jun-90           4597.267
  Sep-90           4689.36
  Dec-90           4729.421
  Mar-91           4752.528
  Jun-91           4769.951
  Sep-91           4830.993
  Dec-91           4829.771
  Mar-92           5058.119
  Jun-92           5065.846
  Sep-92           5083.058
  Dec-92           5109.733
  Mar-93           5210.385
  Jun-93           5266.22
  Sep-93           5314.48
  Dec-93           5388.621
  Mar-94           5426.412
  Jun-94           5483.635
  Sep-94           5522.329
  Dec-94           5627.385
  Mar-95           5694.632
  Jun-95           5777.195
  Sep-95           5877.018
  Dec-95           6009.523
  Mar-96           6120.036
  Jun-96           6203.068
  Sep-96           6290.747
  Dec-96           6378.563
  Mar-97           6447.246
  Jun-97           6488.537
  Sep-97           6575.428
  Dec-97           6628.782
  Mar-98           6787.129
  Jun-98           6946.989
  Sep-98           7061.398
  Dec-98           7457.59
  Mar-99           7696.876
  Jun-99           7914.623
  Sep-99           8164.427
  Dec-99           8407.257
  Mar-00           8682.269
  Jun-00           9022.267
  Sep-00           9353.054
  Dec-00           9611.35
  Mar-01           9720.814
  Jun-01           9797.62
  Sep-01           9811.821
  Dec-01           9809.484
  Mar-02           9743.503
  Jun-02           9806.372
  Sep-02           9837.694
  Dec-02           9944.927
  Mar-03          10009.115
  Jun-03          10100.863
  Sep-03          10168.571
  Dec-03          10220.534
  Mar-04          10292.069

Source: Federal Reserve Board

  A veritable explosion in the use of derivatives is also worrisome. The notional amount of bank-held derivative contracts outstanding increased over $5 trillion in the first quarter to $76.5 trillion, as compared to a figure of just $34.8 trillion four years ago. We recognize that the vast majority of these derivatives are hedging interest rates and foreign currency and the default rates are very low; but there has also been a very significant increase in credit derivatives, from just $55 billion at the end of 1997 to $1.2 trillion at the end of the first quarter of 2004. To put these numbers into context, the GDP of the United States is approximately $11 trillion. While it looks like banks are transferring credit risk to capital markets, we are not sure. We freely acknowledge that we are not equipped to evaluate the risk involved in these transactions - an admission that Warren Buffet makes as well. We recently posed some questions about these derivatives to a couple of bankers as well as a bank analyst at a major brokerage firm. It would be charitable to say these people had only a vague notion about how these instruments work, much less what might be the potential company-specific or systemic risks. Given our parochial mind-set, we are suspect of any financial instrument that grows so rapidly and is so little understood.

  On a more positive note, commercial banks have been generating good cash flow, and loan losses appear to be in good shape. Lending appears to be skewed too heavily to the consumer, but commercial activity is starting to escalate.

  The dramatic increase in the number of hedge funds and their leveraged assets is another area of concern. From just a few hundred hedge funds less than ten years ago, there are now over 8,000. According to Hedge Fund Research, there is over $860 billion invested in hedge funds, many of which are levered two to three times or more. With borrowing rates extremely low in recent years, the so-called carry trade (financing longer-term assets with short term loans) can take many forms, and we believe the hedge funds are heavy players. Six years ago we had the Long Term Capital Management (LTCM) debacle, yet the scope of hedging activity is far greater today. It is an unregulated market where each firm believes their strategies can be executed according to a model. We believe a very large number of these firms are playing the same trades and, if we learned anything from LTCM, it is that what works in the micro does not always work in the macro. Securities and Exchange Commission chairman Bill Donaldson described the industry recently as "an accident waiting to happen."

  The consumer has been on a borrowing binge for several years. Consumer debt as a percentage of disposable income is at a record high [Chart B]. Despite very low borrowing rates, the interest burden is also near record levels. Yet the biggest increase in debt has been in the mortgage market. Mortgage debt outstanding, as a percentage of disposable income, is at a record high [Chart C]. Consumers have taken a page out of the corporate playbooks and have emasculated their balance sheets in order to continue spending. It is estimated that consumers extracted somewhere between $140 billion and $500 billion from home equity in 2003, helping to boost the consumer spending figure significantly. While home prices have increased at unprecedented rates, home equity value has plummeted from 70% in the early 1980's to 55% today. This probably doesn't tell the whole story, however, because it's likely that home equity is distributed in a barbell fashion. Older Americans likely have 90-100% home equity, whereas younger American homeowners have very little. This is the age of little or no money down, and a gamble on the husband and wife staying employed and home prices continuing to rise. The rule of thumb on how much house one could afford used to be 2.0-2.5x annual income. Recently, we read a New York Times article highlighting a couple in California who obtained a $360,000 mortgage with nothing down and a combined income of $60,000! Grant's Interest Rate Observer reports that in 1965, there was about $3,300 in mortgage debt for every employed American. Holding the value of the dollar constant, the equivalent figure today is $52,000. Complicating matters further is the fact that increasingly, borrowers are using adjustable rate financing. In May, nearly 50% of new mortgage originations were ARMs. This compares to the 20% average over the previous two-plus years. So the carry trade is alive and well in the mortgage market.

                                    CHART B
         CONSUMER INSTALLMENT DEBT AS A % OF DISPOSABLE PERSONAL INCOME

                         Dec-59                  15.554
                         Jan-60                  15.517
                         Feb-60                  15.601
                         Mar-60                  15.712
                         Apr-60                  15.837
                         May-60                  15.855
                         Jun-60                  15.961
                         Jul-60                  16.029
                         Aug-60                  16.079
                         Sep-60                  16.154
                         Oct-60                  16.151
                         Nov-60                  16.239
                         Dec-60                  16.36
                         Jan-61                  16.371
                         Feb-61                  16.191
                         Mar-61                  16.173
                         Apr-61                  16.05
                         May-61                  15.942
                         Jun-61                  15.803
                         Jul-61                  15.732
                         Aug-61                  15.778
                         Sep-61                  15.806
                         Oct-61                  15.722
                         Nov-61                  15.716
                         Dec-61                  15.743
                         Jan-62                  15.776
                         Feb-62                  15.743
                         Mar-62                  15.735
                         Apr-62                  15.84
                         May-62                  16.002
                         Jun-62                  16.099
                         Jul-62                  16.144
                         Aug-62                  16.242
                         Sep-62                  16.252
                         Oct-62                  16.352
                         Nov-62                  16.43
                         Dec-62                  16.484
                         Jan-63                  16.456
                         Feb-63                  16.717
                         Mar-63                  16.832
                         Apr-63                  16.934
                         May-63                  16.976
                         Jun-63                  16.964
                         Jul-63                  17.118
                         Aug-63                  17.223
                         Sep-63                  17.237
                         Oct-63                  17.315
                         Nov-63                  17.373
                         Dec-63                  17.433
                         Jan-64                  17.517
                         Feb-64                  17.639
                         Mar-64                  17.415
                         Apr-64                  17.455
                         May-64                  17.561
                         Jun-64                  17.598
                         Jul-64                  17.705
                         Aug-64                  17.725
                         Sep-64                  17.833
                         Oct-64                  17.951
                         Nov-64                  17.917
                         Dec-64                  17.927
                         Jan-65                  18.129
                         Feb-65                  18.327
                         Mar-65                  18.405
                         Apr-65                  18.586
                         May-65                  18.514
                         Jun-65                  18.631
                         Jul-65                  18.602
                         Aug-65                  18.628
                         Sep-65                  18.273
                         Oct-65                  18.513
                         Nov-65                  18.464
                         Dec-65                  18.432
                         Jan-66                  18.595
                         Feb-66                  18.596
                         Mar-66                  18.628
                         Apr-66                  18.692
                         May-66                  18.733
                         Jun-66                  18.691
                         Jul-66                  18.637
                         Aug-66                  18.565
                         Sep-66                  18.421
                         Oct-66                  18.358
                         Nov-66                  18.34
                         Dec-66                  18.387
                         Jan-67                  18.266
                         Feb-67                  18.243
                         Mar-67                  18.157
                         Apr-67                  18.158
                         May-67                  18.132
                         Jun-67                  18.108
                         Jul-67                  18.031
                         Aug-67                  18.017
                         Sep-67                  18.058
                         Oct-67                  18.061
                         Nov-67                  18.044
                         Dec-67                  17.939
                         Jan-68                  17.822
                         Feb-68                  17.816
                         Mar-68                  17.716
                         Apr-68                  17.734
                         May-68                  17.731
                         Jun-68                  17.711
                         Jul-68                  17.865
                         Aug-68                  17.895
                         Sep-68                  17.991
                         Oct-68                  18.078
                         Nov-68                  18.11
                         Dec-68                  18.204
                         Jan-69                  18.296
                         Feb-69                  18.439
                         Mar-69                  18.477
                         Apr-69                  18.576
                         May-69                  18.45
                         Jun-69                  18.36
                         Jul-69                  18.241
                         Aug-69                  18.162
                         Sep-69                  18.16
                         Oct-69                  18.14
                         Nov-69                  18.125
                         Dec-69                  18.108
                         Jan-70                  18.1
                         Feb-70                  18.045
                         Mar-70                  17.969
                         Apr-70                  17.538
                         May-70                  17.603
                         Jun-70                  17.711
                         Jul-70                  17.487
                         Aug-70                  17.411
                         Sep-70                  17.391
                         Oct-70                  17.447
                         Nov-70                  17.374
                         Dec-70                  17.323
                         Jan-71                  17.329
                         Feb-71                  17.375
                         Mar-71                  17.344
                         Apr-71                  17.405
                         May-71                  17.38
                         Jun-71                  17.058
                         Jul-71                  17.414
                         Aug-71                  17.432
                         Sep-71                  17.556
                         Oct-71                  17.627
                         Nov-71                  17.743
                         Dec-71                  17.7
                         Jan-72                  17.797
                         Feb-72                  17.776
                         Mar-72                  17.917
                         Apr-72                  18.003
                         May-72                  18.054
                         Jun-72                  18.447
                         Jul-72                  18.193
                         Aug-72                  18.152
                         Sep-72                  18.185
                         Oct-72                  17.923
                         Nov-72                  17.864
                         Dec-72                  17.943
                         Jan-73                  18.292
                         Feb-73                  18.263
                         Mar-73                  18.306
                         Apr-73                  18.374
                         May-73                  18.445
                         Jun-73                  18.528
                         Jul-73                  18.608
                         Aug-73                  18.653
                         Sep-73                  18.581
                         Oct-73                  18.518
                         Nov-73                  18.503
                         Dec-73                  18.498
                         Jan-74                  18.554
                         Feb-74                  18.602
                         Mar-74                  18.612
                         Apr-74                  18.629
                         May-74                  18.55
                         Jun-74                  18.494
                         Jul-74                  18.362
                         Aug-74                  18.357
                         Sep-74                  18.232
                         Oct-74                  18.043
                         Nov-74                  17.993
                         Dec-74                  17.839
                         Jan-75                  17.758
                         Feb-75                  17.712
                         Mar-75                  17.611
                         Apr-75                  17.188
                         May-75                  16.167
                         Jun-75                  16.42
                         Jul-75                  16.655
                         Aug-75                  16.512
                         Sep-75                  16.475
                         Oct-75                  16.381
                         Nov-75                  16.363
                         Dec-75                  16.457
                         Jan-76                  16.389
                         Feb-76                  16.348
                         Mar-76                  16.379
                         Apr-76                  16.475
                         May-76                  16.453
                         Jun-76                  16.52
                         Jul-76                  16.478
                         Aug-76                  16.446
                         Sep-76                  16.514
                         Oct-76                  16.61
                         Nov-76                  16.521
                         Dec-76                  16.597
                         Jan-77                  16.535
                         Feb-77                  16.77
                         Mar-77                  16.718
                         Apr-77                  16.825
                         May-77                  16.955
                         Jun-77                  17.025
                         Jul-77                  17.041
                         Aug-77                  17.089
                         Sep-77                  17.112
                         Oct-77                  17.155
                         Nov-77                  17.168
                         Dec-77                  17.167
                         Jan-78                  17.284
                         Feb-78                  17.298
                         Mar-78                  17.319
                         Apr-78                  17.367
                         May-78                  17.571
                         Jun-78                  17.823
                         Jul-78                  17.853
                         Aug-78                  17.954
                         Sep-78                  18.026
                         Oct-78                  17.999
                         Nov-78                  18.081
                         Dec-78                  18.111
                         Jan-79                  18.128
                         Feb-79                  18.183
                         Mar-79                  18.191
                         Apr-79                  18.376
                         May-79                  18.46
                         Jun-79                  18.513
                         Jul-79                  18.454
                         Aug-79                  18.502
                         Sep-79                  18.569
                         Oct-79                  18.529
                         Nov-79                  18.481
                         Dec-79                  18.385
                         Jan-80                  18.131
                         Feb-80                  18.159
                         Mar-80                  18.057
                         Apr-80                  18.032
                         May-80                  17.861
                         Jun-80                  17.637
                         Jul-80                  17.373
                         Aug-80                  17.225
                         Sep-80                  16.996
                         Oct-80                  16.71
                         Nov-80                  16.551
                         Dec-80                  16.446
                         Jan-81                  16.456
                         Feb-81                  16.423
                         Mar-81                  16.38
                         Apr-81                  16.431
                         May-81                  16.417
                         Jun-81                  16.322
                         Jul-81                  16.058
                         Aug-81                  15.925
                         Sep-81                  16.034
                         Oct-81                  15.944
                         Nov-81                  15.933
                         Dec-81                  15.912
                         Jan-82                  15.975
                         Feb-82                  15.948
                         Mar-82                  15.898
                         Apr-82                  15.826
                         May-82                  15.845
                         Jun-82                  15.89
                         Jul-82                  15.661
                         Aug-82                  15.647
                         Sep-82                  15.671
                         Oct-82                  15.625
                         Nov-82                  15.59
                         Dec-82                  15.648
                         Jan-83                  15.601
                         Feb-83                  15.587
                         Mar-83                  15.607
                         Apr-83                  15.636
                         May-83                  15.58
                         Jun-83                  15.705
                         Jul-83                  15.606
                         Aug-83                  15.766
                         Sep-83                  15.735
                         Oct-83                  15.777
                         Nov-83                  15.851
                         Dec-83                  15.951
                         Jan-84                  15.908
                         Feb-84                  16.11
                         Mar-84                  16.119
                         Apr-84                  16.117
                         May-84                  16.401
                         Jun-84                  16.54
                         Jul-84                  16.596
                         Aug-84                  16.727
                         Sep-84                  16.753
                         Oct-84                  16.934
                         Nov-84                  17.006
                         Dec-84                  17.087
                         Jan-85                  17.216
                         Feb-85                  17.581
                         Mar-85                  17.912
                         Apr-85                  17.797
                         May-85                  17.57
                         Jun-85                  18.091
                         Jul-85                  18.272
                         Aug-85                  18.406
                         Sep-85                  18.63
                         Oct-85                  18.647
                         Nov-85                  18.797
                         Dec-85                  18.748
                         Jan-86                  18.85
                         Feb-86                  18.904
                         Mar-86                  18.837
                         Apr-86                  19.033
                         May-86                  19.141
                         Jun-86                  19.197
                         Jul-86                  19.263
                         Aug-86                  19.324
                         Sep-86                  19.468
                         Oct-86                  19.689
                         Nov-86                  19.597
                         Dec-86                  19.629
                         Jan-87                  19.364
                         Feb-87                  19.176
                         Mar-87                  19.071
                         Apr-87                  19.933
                         May-87                  19.182
                         Jun-87                  19.257
                         Jul-87                  19.293
                         Aug-87                  19.258
                         Sep-87                  19.307
                         Oct-87                  19.259
                         Nov-87                  19.249
                         Dec-87                  19.106
                         Jan-88                  19.175
                         Feb-88                  19.147
                         Mar-88                  19.102
                         Apr-88                  19.13
                         May-88                  19.15
                         Jun-88                  19.089
                         Jul-88                  18.994
                         Aug-88                  19.066
                         Sep-88                  18.995
                         Oct-88                  18.932
                         Nov-88                  18.957
                         Dec-88                  18.814
                         Jan-89                  19.038
                         Feb-89                  19.057
                         Mar-89                  19.097
                         Apr-89                  19.174
                         May-89                  19.304
                         Jun-89                  19.297
                         Jul-89                  19.268
                         Aug-89                  19.293
                         Sep-89                  19.301
                         Oct-89                  19.282
                         Nov-89                  19.252
                         Dec-89                  19.289
                         Jan-90                  19.128
                         Feb-90                  19.006
                         Mar-90                  18.922
                         Apr-90                  18.761
                         May-90                  18.775
                         Jun-90                  18.727
                         Jul-90                  18.705
                         Aug-90                  18.729
                         Sep-90                  18.653
                         Oct-90                  18.729
                         Nov-90                  18.718
                         Dec-90                  18.504
                         Jan-91                  18.43
                         Feb-91                  18.396
                         Mar-91                  18.381
                         Apr-91                  18.277
                         May-91                  18.206
                         Jun-91                  18.038
                         Jul-91                  18.009
                         Aug-91                  17.902
                         Sep-91                  17.772
                         Oct-91                  17.687
                         Nov-91                  17.6
                         Dec-91                  17.414
                         Jan-92                  17.296
                         Feb-92                  17.166
                         Mar-92                  17.095
                         Apr-92                  16.985
                         May-92                  16.905
                         Jun-92                  16.843
                         Jul-92                  16.799
                         Aug-92                  16.74
                         Sep-92                  16.75
                         Oct-92                  16.632
                         Nov-92                  16.659
                         Dec-92                  16.177
                         Jan-93                  16.858
                         Feb-93                  16.946
                         Mar-93                  16.951
                         Apr-93                  16.773
                         May-93                  16.696
                         Jun-93                  16.792
                         Jul-93                  16.897
                         Aug-93                  16.917
                         Sep-93                  17.044
                         Oct-93                  17.12
                         Nov-93                  17.219
                         Dec-93                  16.851
                         Jan-94                  17.596
                         Feb-94                  17.595
                         Mar-94                  17.696
                         Apr-94                  17.816
                         May-94                  17.748
                         Jun-94                  17.934
                         Jul-94                  18.003
                         Aug-94                  18.187
                         Sep-94                  18.325
                         Oct-94                  18.339
                         Nov-94                  18.558
                         Dec-94                  18.779
                         Jan-95                  18.927
                         Feb-95                  19.036
                         Mar-95                  19.262
                         Apr-95                  19.559
                         May-95                  19.617
                         Jun-95                  19.778
                         Jul-95                  19.904
                         Aug-95                  20.099
                         Sep-95                  20.351
                         Oct-95                  20.417
                         Nov-95                  20.685
                         Dec-95                  20.73
                         Jan-96                  20.812
                         Feb-96                  20.835
                         Mar-96                  20.891
                         Apr-96                  21.154
                         May-96                  21.04
                         Jun-96                  21.089
                         Jul-96                  21.299
                         Aug-96                  21.346
                         Sep-96                  21.307
                         Oct-96                  21.315
                         Nov-96                  21.383
                         Dec-96                  21.334
                         Jan-97                  21.445
                         Feb-97                  21.458
                         Mar-97                  21.38
                         Apr-97                  21.518
                         May-97                  21.532
                         Jun-97                  21.479
                         Jul-97                  21.474
                         Aug-97                  21.437
                         Sep-97                  21.467
                         Oct-97                  21.481
                         Nov-97                  21.363
                         Dec-97                  21.197
                         Jan-98                  21.077
                         Feb-98                  21.04
                         Mar-98                  21.053
                         Apr-98                  21.251
                         May-98                  21.164
                         Jun-98                  21.228
                         Jul-98                  21.231
                         Aug-98                  21.235
                         Sep-98                  21.384
                         Oct-98                  21.416
                         Nov-98                  21.346
                         Dec-98                  21.404
                         Jan-99                  21.617
                         Feb-99                  21.715
                         Mar-99                  21.811
                         Apr-99                  21.849
                         May-99                  21.964
                         Jun-99                  22.026
                         Jul-99                  22.153
                         Aug-99                  22.21
                         Sep-99                  22.27
                         Oct-99                  22.186
                         Nov-99                  22.193
                         Dec-99                  21.9
                         Jan-00                  21.804
                         Feb-00                  21.804
                         Mar-00                  21.825
                         Apr-00                  21.952
                         May-00                  22.051
                         Jun-00                  22.197
                         Jul-00                  22.196
                         Aug-00                  22.409
                         Sep-00                  22.553
                         Oct-00                  22.756
                         Nov-00                  22.953
                         Dec-00                  23.061
                         Jan-01                  23.16
                         Feb-01                  23.373
                         Mar-01                  23.509
                         Apr-01                  23.686
                         May-01                  23.78
                         Jun-01                  23.806
                         Jul-01                  23.455
                         Aug-01                  23.12
                         Sep-01                  23.413
                         Oct-01                  23.914
                         Nov-01                  24.145
                         Dec-01                  24.135
                         Jan-02                  23.737
                         Feb-02                  23.768
                         Mar-02                  23.839
                         Apr-02                  23.723
                         May-02                  23.736
                         Jun-02                  23.753
                         Jul-02                  23.926
                         Aug-02                  24.002
                         Sep-02                  23.994
                         Oct-02                  24.018
                         Nov-02                  23.974
                         Dec-02                  23.92
                         Jan-03                  23.947
                         Feb-03                  23.944
                         Mar-03                  23.794
                         Apr-03                  23.864
                         May-03                  23.937
                         Jun-03                  23.859
                         Jul-03                  23.631
                         Aug-03                  23.561
                         Sep-03                  23.933
                         Oct-03                  23.909
                         Nov-03                  23.774
                         Dec-03                  23.761
                         Jan-04                  23.746
                         Feb-04                  23.658
                         Mar-04                  23.664
                         Apr-04                  23.58

Sources: Federal Reserve Board; Bureau of Economic Analysis

                                    CHART C
           MORTGAGE LIABILITIES AS A % OF DISPOSABLE PERSONAL INCOME

                         Dec-59                  36.354
                         Mar-60                  36.511
                         Jun-60                  36.903
                         Sep-60                  37.619
                         Dec-60                  38.243
                         Mar-61                  38.406
                         Jun-61                  38.639
                         Sep-61                  38.895
                         Dec-61                  39.057
                         Mar-62                  39.126
                         Jun-62                  39.505
                         Sep-62                  40.181
                         Dec-62                  40.691
                         Mar-63                  40.962
                         Jun-63                  41.576
                         Sep-63                  42.047
                         Dec-63                  42.209
                         Mar-64                  41.993
                         Jun-64                  41.802
                         Sep-64                  42.128
                         Dec-64                  42.413
                         Mar-65                  42.517
                         Jun-65                  42.757
                         Sep-65                  42.412
                         Dec-65                  42.314
                         Mar-66                  42.304
                         Jun-66                  42.6
                         Sep-66                  42.337
                         Dec-66                  41.993
                         Mar-67                  41.511
                         Jun-67                  41.483
                         Sep-67                  41.473
                         Dec-67                  41.585
                         Mar-68                  41.013
                         Jun-68                  40.632
                         Sep-68                  40.858
                         Dec-68                  40.893
                         Mar-69                  41.044
                         Jun-69                  40.881
                         Sep-69                  40.296
                         Dec-69                  40.161
                         Mar-70                  39.22
                         Jun-70                  38.53
                         Sep-70                  38.158
                         Dec-70                  38.301
                         Mar-71                  37.636
                         Jun-71                  37.433
                         Sep-71                  37.855
                         Dec-71                  38.056
                         Mar-72                  38.232
                         Jun-72                  38.67
                         Sep-72                  38.733
                         Dec-72                  37.962
                         Mar-73                  37.933
                         Jun-73                  37.956
                         Sep-73                  38.181
                         Dec-73                  37.984
                         Mar-74                  38.239
                         Jun-74                  38.527
                         Sep-74                  38.392
                         Dec-74                  38.314
                         Mar-75                  38.183
                         Jun-75                  36.867
                         Sep-75                  37.641
                         Dec-75                  37.67
                         Mar-76                  37.576
                         Jun-76                  38.049
                         Sep-76                  38.442
                         Dec-76                  38.758
                         Mar-77                  39.049
                         Jun-77                  39.589
                         Sep-77                  40.193
                         Dec-77                  40.384
                         Mar-78                  40.665
                         Jun-78                  41.089
                         Sep-78                  41.943
                         Dec-78                  42.616
                         Mar-79                  42.798
                         Jun-79                  43.675
                         Sep-79                  44.19
                         Dec-79                  44.348
                         Mar-80                  44.3
                         Jun-80                  44.963
                         Sep-80                  44.86
                         Dec-80                  44.056
                         Mar-81                  43.768
                         Jun-81                  44.022
                         Sep-81                  43.129
                         Dec-81                  43.076
                         Mar-82                  42.947
                         Jun-82                  42.709
                         Sep-82                  41.814
                         Dec-82                  41.83
                         Mar-83                  40.937
                         Jun-83                  41.334
                         Sep-83                  41.516
                         Dec-83                  41.399
                         Mar-84                  41.013
                         Jun-84                  41.041
                         Sep-84                  41.198
                         Dec-84                  41.603
                         Mar-85                  43.222
                         Jun-85                  43.257
                         Sep-85                  45.171
                         Dec-85                  45.687
                         Mar-86                  45.639
                         Jun-86                  46.65
                         Sep-86                  47.965
                         Dec-86                  49.438
                         Mar-87                  49.459
                         Jun-87                  51.649
                         Sep-87                  51.659
                         Dec-87                  51.233
                         Mar-88                  51.444
                         Jun-88                  52.213
                         Sep-88                  52.683
                         Dec-88                  53.13
                         Mar-89                  52.709
                         Jun-89                  53.627
                         Sep-89                  54.621
                         Dec-89                  55.461
                         Mar-90                  55.96
                         Jun-90                  56.475
                         Sep-90                  56.901
                         Dec-90                  57.549
                         Mar-91                  57.997
                         Jun-91                  58.658
                         Sep-91                  58.659
                         Dec-91                  59.049
                         Mar-92                  58.571
                         Jun-92                  58.47
                         Sep-92                  58.97
                         Dec-92                  58.681
                         Mar-93                  59.778
                         Jun-93                  59.661
                         Sep-93                  60.414
                         Dec-93                  60.096
                         Mar-94                  60.997
                         Jun-94                  60.455
                         Sep-94                  60.433
                         Dec-94                  60.202
                         Mar-95                  60.063
                         Jun-95                  60.653
                         Sep-95                  61.046
                         Dec-95                  61.042
                         Mar-96                  60.837
                         Jun-96                  60.916
                         Sep-96                  61.191
                         Dec-96                  61.35
                         Mar-97                  61.244
                         Jun-97                  61.519
                         Sep-97                  62.107
                         Dec-97                  61.748
                         Mar-98                  61.338
                         Jun-98                  61.607
                         Sep-98                  62.029
                         Dec-98                  62.722
                         Mar-99                  63.343
                         Jun-99                  64.284
                         Sep-99                  65.37
                         Dec-99                  65.203
                         Mar-00                  64.195
                         Jun-00                  65.001
                         Sep-00                  65.345
                         Dec-00                  66.182
                         Mar-01                  66.817
                         Jun-01                  68.619
                         Sep-01                  68.323
                         Dec-01                  70.598
                         Mar-02                  70.351
                         Jun-02                  71.154
                         Sep-02                  73.063
                         Dec-02                  75.018
                         Mar-03                  76.271
                         Jun-03                  78.038
                         Sep-03                  78.844
                         Dec-03                  80.222
                         Mar-04                  80.854

Sources: Federal Reserve Board; Bureau of Economic Analysis

  The summary on the debt picture: little room for error. The implication for stocks is more opaque. If consumers rebuild their balance sheets in coming years, it means slower consumer spending and potentially slower earnings growth than the market expects.

Housing
-------

  The unusually low interest rate environment (a 1% Fed Funds Rate used to be called an emergency rate) and a perception that real estate might be a better place to invest than the stock market has, in our opinion, created a bubble. Housing price gains have far outstripped personal income growth and inflation. Those who argue that there is no bubble may concede "problem areas" on the Coasts, but it is our observation that prices have escalated substantially all over, even in Midwestern markets. Areas around Chicago, Milwaukee, Minneapolis, Kansas City, Detroit and elsewhere have seen double-digit increases in recent years. Merrill Lynch had a piece recently that reprinted some of the characteristics of a financial bubble, as articulated by Edward Chancellor in his work, Devil Take the Hind Most: A History of Financial Speculation. The five mentioned were:

  o  Available liquidity
  o  Increased use of leverage
  o  Democratization of the market
  o  Increased turnover
  o  Increased new issuance

  These factors are plainly prevalent in the housing market today. Just as there was no way to know how long the technology/telecom craze would last, we cannot offer any time frame on the ultimate deflating of the housing bubble.

  Luckily, the economy has been getting better; and employment, marginally better. As long as these two factors continue to go in the right direction, we don't see a near-term crash in housing prices, although we still believe that prices will flatten or fall sometime in the next few years. Our worries are not immediate... in fact, home default rates have started to improve after a fairly difficult period. The problem comes when the economy and employment stumble. With little margin for error, the impacts are magnified.

  Housing's effect on stocks is indirect. There are implications for stocks that are related to the housing market, such as finance companies, construction firms, home improvement stores and so forth. Additionally, a housing crunch will impact consumer confidence -- and perhaps, ultimately, stock market valuations.

Employment
----------

  While the current recovery can no longer be called a jobless one, the new job creation machine appears to be operating on less than all cylinders. A significant portion of the "one million new jobs" that we have all read about was due to an adjustment in the estimation procedures for measuring job creation. Still, we can observe anecdotally that firms are beginning to hire again, and this is encouraging. Temporary employment levels have been on the rise for most of the past year. The official unemployment rate is 5.6%, although the denominator (those actively seeking employment) has dropped. Wages don't appear to be gaining much at all -- a real issue longer-term if this doesn't show improvement. In previous letters we have discussed global wage arbitrage, undoubtedly one factor in the wage picture. The world is more connected and more integrated and it will be difficult for wages to grow at historical rates in the U.S. Other regions are simply more competitive.

Outlook
-------

  The picture we have painted is less than rosy. We would rather be prepared for more difficult times and invest in sensible, conservative ideas, than bet on everything going right in order to support very high expectations and valuations. Make no mistake about it: good, inexpensive companies are more difficult to find today. This will most likely result in returns that are less than those experienced in the past decade. We still believe, however, that the FMI Large Cap Fund will achieve an acceptable and relatively attractive return (versus our competition and the market) for investors with a long-term time horizon. Be assured that our own money sits alongside of yours.

  Thank you for your support of the FMI Large Cap Fund.

  Sincerely,

  /s/Ted D. Kellner, CFA   /s/Donald S. Wilson, CFA   /s/Patrick J. English, CFA

      Ted D. Kellner, CFA  Donald S. Wilson, CFA      Patrick J. English, CFA
      President and        Vice President             Vice President and
      Portfolio Manager                               Portfolio Manager

          100 E. Wisconsin Ave. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

FMI Large Cap Fund
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

 SHARES                                                            VALUE(B)<F3>
 ------                                                            ------------

COMMON STOCKS -- 88.7% (A)<F2>

COMMERCIAL SERVICES SECTOR -- 3.4%
----------------------------------

            DISTRIBUTION -- 3.4%
   6,450    Grainger (W.W.), Inc.                                  $   370,875

CONSUMER DISCRETIONARY SECTOR -- 13.9%
--------------------------------------

            CONSUMER PRODUCTS -- 5.1%
  11,550    V. F. Corp.                                                562,485

            RESTAURANTS -- 4.4%
  12,950    Yum! Brands, Inc.                                          481,999

            RETAIL TRADE -- 4.4%
  20,100    TJX Companies, Inc.                                        485,214

CONSUMER STAPLES SECTOR -- 16.2%
--------------------------------

            FOODS -- 6.0%
   5,800    Diageo PLC - SP ADR                                        317,550
  18,900    Kroger Co.                                                 343,980
                                                                   -----------
                                                                       661,530

            HOUSEHOLD PRODUCTS -- 4.0%
  18,750    Newell Rubbermaid Inc.                                     440,625

            PERSONAL CARE -- 6.2%
  10,300    Kimberly-Clark Corp.                                       678,564

ENERGY SECTOR -- 5.8%
---------------------

            OIL & GAS PRODUCERS -- 5.8%
   8,400    ConocoPhillips                                             640,836

FINANCIAL SERVICES SECTOR -- 6.6%
---------------------------------

            BANKS-OUTSIDE NYC -- 3.7%
   7,500    Comerica Inc.                                              411,600

            PROPERTY & CASUALTY INSURANCE -- 2.9%
   5,300    Loews Corp                                                 317,788

HEALTHCARE SECTOR -- 8.6%
-------------------------

            DRUGS & PHARMACEUTICALS -- 3.4%
  15,150    Bristol-Myers Squibb Co.                                   371,175

            HEALTHCARE PRODUCTS -- 5.2%
  11,150    Becton, Dickinson & Co.                                    577,570

MULTI-INDUSTRY COMPANIES SECTOR -- 4.6%
---------------------------------------

            INDUSTRIAL CONGLOMERATE -- 4.6%
     170    Berkshire Hathaway Inc. Cl B                               502,350

MATERIALS & PROCESSING SECTOR -- 11.1%
--------------------------------------

            CHEMICALS -- 7.2%
   5,400    Avery Dennison Corp.                                       345,654
  11,200    Praxair, Inc.                                              446,992
                                                                   -----------
                                                                       792,646

            MATERIALS & MINERALS MINING -- 3.9%
  24,350    BHP Billiton Ltd. - SP ADR                                 426,612

PRODUCER DURABLES SECTOR -- 6.9%
--------------------------------

            POLLUTION CONTROL &
              ENVIRONMENTAL SERVICES -- 6.9%
  24,800    Waste Management, Inc.                                     760,120

TECHNOLOGY SECTOR -- 5.2%
-------------------------

            COMPUTER SERVICES &
              SOFTWARE & SYSTEMS -- 5.2%
  21,900    SunGard Data Systems Inc.                                  569,400

UTILITIES SECTOR -- 6.4%
------------------------

            ELECTRICAL -- 3.6%
   6,150    FPL Group, Inc.                                            393,293

            TELECOMMUNICATION -- 2.8%
   6,050    ALLTEL Corp.                                               306,251
                                                                   -----------
              Total common stocks                                    9,750,933

PRINCIPAL
 AMOUNT
---------

SHORT-TERM INVESTMENTS -- 11.3% (A)<F2>

            VARIABLE RATE DEMAND NOTES -- 11.3%
$250,000    American Family
              Financial Services                                       250,000
 514,869    U.S. Bank, N.A.                                            514,869
 480,000    Wisconsin Corporate Central
              Credit Union                                             480,000
                                                                   -----------
                Total short-term investments                         1,244,869
                                                                   -----------
                Total investments                                   10,995,802

            Liabilities, less cash and
              receivables -- (0.0%) (A)<F2>                             (4,487)
                                                                   -----------
                NET ASSETS                                         $10,991,315
                                                                   -----------
                                                                   -----------
            Net Asset Value Per Share
              ($0.0001 par value, 100,000,000
              shares authorized), offering
              and redemption price
              ($10,991,315 / 936,560
              shares outstanding)                                  $     11.74
                                                                   -----------
                                                                   -----------

(a)<F2>   Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at cost which approximates market value.
ADR - American Depository Receipts

                               FMI LARGE CAP FUND
                           100 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202
                              www.fiduciarymgt.com
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                RICHARD E. LANE
                                 PAUL S. SHAIN

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                           100 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Large Cap Fund unless accompanied or preceded by the Fund's current prospectus. Performance data quoted represents past
                               ---------------------------------------
performance; past performance does not guarantee future results. The investment
---------------------------------------------------------------
return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fiduciarymgt.com.